Equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended		12 Months Ended
	May 13, 2020	Mar. 26, 2020	Mar. 13, 2020	Feb. 14, 2020	Aug. 22, 2018	Oct. 20, 2020	Apr. 22, 2020	Dec. 31, 2020	Sep. 15, 2020	Dec. 31, 2019
Equity (Textual)
Preferred shares, value								$ 0.0001		$ 0.0001
Preferred shares, authorized								2,000,000		2,000,000
Preferred shares, issued
Preferred shares, outstanding
Common stock, value								$ 0.0001		$ 0.0001
Common stock, authorized								200,000,000		200,000,000
Common stock, issued								57,886,352		41,204,025
Common stock, outstanding								57,886,352		41,204,025
Offering price					$ 0.50
Conversion of ordinary shares		800,000
Description of equity rights								Each holder of a Public Right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a Business Combination, even if the holder of a Public Right converted all ordinary shares held by him, her or it in connection with a Business Combination or an amendment to the Company's Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the Business Combination, the Company issued 2,504,330 shares in connection with an exchange of Public Rights.
Percentage statutory reserve								50.00%
Non-controlling interest rate								10.00%
Issuance of private placement					$ 600
Additional private placement shares					1,200,000
Exercise price					$ 11.50
Additional ordinary shares issued							5,000,000
Agreement, description						The Company entered into a subscription agreement with Hong Kong Duoku Limited ("Duoku"), pursuant to which the Company will issue 193,986 of ordinary shares at $10.31 per share to Duoku. On November 17, 2020, the Company has completed such issuance of 193,986 ordinary shares at a purchase price of $10.31 per share.
Public warrants, description								The Company may redeem the Public Warrants: ● in whole and not in part; ● at a price of $0.01 per warrant; ● at any time while the Public Warrants are exercisable; ● upon no less than 30 days’ prior written notice of redemption to each Public Warrant holder; ● if, and only if, the reported last sale price of the Company’s ordinary shares equals or exceeds $18.00 per share, for any 20 trading days within a 30 trading day period ending on the third business day prior to the notice of redemption to the warrant holders; and ● if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.
Designated Holder of Fortune Path Limited [Member]
Equity (Textual)
Common stock, issued									100,000
Offering price									$ 3.12
Consulting and Media Amplification Agreement [Member]
Equity (Textual)
Agreement, description	Pursuant to which the Company agreed to pay up to$300 in cash and issue 112,500 ordinary shares of the Company for the performance of certain services by Consortium for the Company. Consortium has received $180 in cash and the full 112,500 Shares for services rendered pursuant to the Consulting Agreement. The Company issued to Consortium another 20,000 ordinary shares on October 16, 2020 for settlement payment.
IPO [Member]
Equity (Textual)
Warrant description								Pursuant to the Initial Public Offering, TKK sold 25,000,000 Units at a purchase price of $10.00 per Unit, inclusive of 3,000,000 Units sold to the underwriters on August 22, 2018 upon the underwriters' election to partially exercise their over-allotment option. Each Unit consists of one ordinary share, one warrant ("Public Warrant") and one right ("Public Right"). Each Public Warrant entitles the holder to purchase one-half of one ordinary share at an exercise price of $11.50 per whole share. Each Public Right entitles the holder to receive one-tenth of one ordinary share at the closing of a Business Combination.
Private Placement [Member]
Equity (Textual)
Offering price								$ 0.50
Issued for service per share					$ 0.50			$ 0.50
Issuance of private placement								$ 5,900
Exercise price								$ 0.50
Purchase of warrants								11,800,000
Advertising [Member]
Equity (Textual)
Shares issued for services			125,000
Issued for service per share			$ 2.45
Yijincheng [Member]
Equity (Textual)
Shares issued for services			200,000
Issued for service per share			$ 2.45
Xingxian Li [Member]
Equity (Textual)
Common stock, issued									100,000
EarlyBirdCapital [Member]
Equity (Textual)
Cash fees								$ 8,750
Percentage of transaction value								1.00%
Description of fee amendment				Under the Fee Amendment, EarlyBirdCapital agreed to reduce its fee of $8,750 due under the Original Agreement and forgo reimbursement of expenses in exchange for a convertible promissory note in the amount of $4,000 without interest ("EBC Note"). The EBC Note is for a period of one year and is convertible, at EarlyBirdCapital's option, into the Company's ordinary shares at the conversion price equal to the volume-weighted average price of the Company's ordinary shares on Nasdaq or such other securities exchange or securities market on which the Company's ordinary shares are then listed or quoted, for the ten trading days prior to such conversion date; provided, however, the conversion price shall not be less than $5.00 (the "Floor Price").
Horgos [Member]
Equity (Textual)
Non-controlling interest rate								49.00%
Glary Wisdom [Member]
Equity (Textual)
Non-controlling interest rate								49.00%